SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Concentration Risk) (Details) - Revenue Benchmark - Customer Concentration Risk	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	10.00%	8.00%	11.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%	10.00%